COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE COMMITMENTS
(a)	Operating lease commitments

	2022	2023	2024
	S$	S$	S$

Low value leases	2,201	1,703	3,215

SCHEDULE OF CAPITAL COMMITMENTS

(b)	Capital commitments

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	2022	2023	2024
	S$	S$	S$

Purchase of a property in Malaysia	-	387,720	-
Loan to a third party*	-	1,000,000	500,000

*	The Group embarked on its strategy in People’s Republic of China through a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE

The Group entered into an exclusive, worldwide, non-sublicensable, non-transferable and revocable-for-cause license with an independent company for the NKG2DL-targeting CAR-gamma delta T cell and iPSC-gdNKT cell technology. As of December 31, 2024, the total future minimum payments under non-cancellable licencing agreements are as follows:

	2022	2023	2024
	S$	S$	S$

Within 1 year	4,867	5,885	12,333
After 1 year but within 5 years	47,080	47,960	43,600
Over 5 years	118,235	106,457	87,200
Total	170,182	160,302	143,133